UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baltimore-Washington Financial Advisors, Inc.
Address:  5950 Symphony Woods Road
          Suite 600
          Columbia, Maryland 21044

Form 13F File Number:  028-13116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Cassel
Title:    Chief Compliance Officer
Phone:    410-461-3900

Signature, Place, and Date of Signing:

      /s/ Robert Cassel                Columbia, MD               May 4, 2012
      -----------------                ------------               -----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          194
                                         -----------

Form 13F Information Table Value Total:  $   201,840
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
-----------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                     TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ----------------
          NAME OF ISSUER              CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED NONE
-----------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ---- ------ ----
Apple Computer Inc                   Equities  037833100          640        1,067  SH   N/A   Yes         N/A      Yes  N/A    N/A
AES TR III 6.75% Tr Pfd Conv         Equities  00808N202           10          200  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShares Barclays Aggregate Bon       Equities  n/a              2,759       25,120  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShares Barclays Aggregate Bon       Equities  n/a                 11          100  SH   N/A   Yes         N/A      Yes  N/A    N/A
Amgen                                Equities  031162100        2,507       36,890  SH   N/A   Yes         N/A      Yes  N/A    N/A
Ameritrade Holding Corp. New         Equities  03074K100           45        2,263  SH   N/A   Yes         N/A      Yes  N/A    N/A
Apache Corp.                         Equities  037411105          100        1,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Accuray Inc COM                      Equities  004397105            1          164  SH   N/A   Yes         N/A      Yes  N/A    N/A
Ares Capital Corp                    Equities  04010L103        1,371       83,841  SH   N/A   Yes         N/A      Yes  N/A    N/A
Amer Sci Res Com                     Equities  029441300            0        1,085  SH   N/A   Yes         N/A      Yes  N/A    N/A
Avon Products, Inc.                  Equities  054303102            2          100  SH   N/A   Yes         N/A      Yes  N/A    N/A
American Express Co                  Equities  025816109           14          250  SH   N/A   Yes         N/A      Yes  N/A    N/A
Boeing                               Equities  097023105            6           76  SH   N/A   Yes         N/A      Yes  N/A    N/A
BankAmerica Corp                     Equities  060505104          293       30,575  SH   N/A   Yes         N/A      Yes  N/A    N/A
BAC Capital Trust II Prf Calla       Equities  055188205           15          600  SH   N/A   Yes         N/A      Yes  N/A    N/A
Bayer AG                             Equities  072730302        1,785       25,400  SH   N/A   Yes         N/A      Yes  N/A    N/A
BHP Billiton Ltd. ADR                Equities  088606108           33          450  SH   N/A   Yes         N/A      Yes  N/A    N/A
Bank of New York                     Equities  064058100        1,283       53,156  SH   N/A   Yes         N/A      Yes  N/A    N/A
Bristol Meyers                       Equities  110122108        4,363      129,269  SH   N/A   Yes         N/A      Yes  N/A    N/A
BP Amoco PLC                         Equities  055622104            5          102  SH   N/A   Yes         N/A      Yes  N/A    N/A
Buckeye Ptnrs LP                     Equities  118230101        3,323       54,320  SH   N/A   Yes         N/A      Yes  N/A    N/A
Berkshire Hathaway CL B              Equities  084670207           73          900  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vanguard Short Term Bond Fund        Equities  n/a                521        6,440  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vanguard Short Term Bond Fund        Equities  n/a                 24          300  SH   N/A   Yes         N/A      Yes  N/A    N/A
Cheesecake Factory INC               Equities  163072101           44        1,486  SH   N/A   Yes         N/A      Yes  N/A    N/A
Cal-Maine Foods, Inc                 Equities  128030202        4,829      126,223  SH   N/A   Yes         N/A      Yes  N/A    N/A
Caterpillar Inc                      Equities  149123101        3,648       34,245  SH   N/A   Yes         N/A      Yes  N/A    N/A
Chesapeake Energy Corp               Equities  165167107           82        3,550  SH   N/A   Yes         N/A      Yes  N/A    N/A
Colgate Palmolive Co                 Equities  194162103        3,987       40,772  SH   N/A   Yes         N/A      Yes  N/A    N/A
Rockwell Collins Inc                 Equities  774341101           17          304  SH   N/A   Yes         N/A      Yes  N/A    N/A
ConocoPhillips                       Equities  20825C104        4,582       60,277  SH   N/A   Yes         N/A      Yes  N/A    N/A
Campbell Soup Co.                    Equities  134429109        1,721       50,842  SH   N/A   Yes         N/A      Yes  N/A    N/A
Calpine INC COM                      Equities  131347106            8          490  SH   N/A   Yes         N/A      Yes  N/A    N/A
Citigroup Cap XX Pfd 7.875% Ca       Equities  173085200            8          300  SH   N/A   Yes         N/A      Yes  N/A    N/A
Copart, Inc.                         Equities  217204106        3,672      140,850  SH   N/A   Yes         N/A      Yes  N/A    N/A
Cisco Systems                        Equities  17275R102        2,956      139,775  SH   N/A   Yes         N/A      Yes  N/A    N/A
CoStar Group Inc                     Equities  22160N109           21          300  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShares 1-3 yr. Credit ETF           Equities  n/a              7,425       70,656  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShares 1-3 yr. Credit ETF (D)       Equities  n/a                 25          240  SH   N/A   Yes         N/A      Yes  N/A    N/A
CVS Corp                             Equities  126650100           29          640  SH   N/A   Yes         N/A      Yes  N/A    N/A
Chevron Texaco Corp                  Equities  166764100           78          730  SH   N/A   Yes         N/A      Yes  N/A    N/A
Dominion Res Inc VA                  Equities  25746U109        2,051       40,050  SH   N/A   Yes         N/A      Yes  N/A    N/A
Dupont E I DE Nemours & CO $4.       Equities  263534307            2           20  SH   N/A   Yes         N/A      Yes  N/A    N/A
Diamonds Tr Ser. I                   Equities  252787106            7           50  SH   N/A   Yes         N/A      Yes  N/A    N/A
Digital Realty Tr.,Inc               Equities  253868103        3,918       52,970  SH   N/A   Yes         N/A      Yes  N/A    N/A
Dunkin Brands Grp                    Equities  n/a                  3          100  SH   N/A   Yes         N/A      Yes  N/A    N/A
Dow Chemical Co                      Equities  260543103        3,357       96,925  SH   N/A   Yes         N/A      Yes  N/A    N/A
DirecTV Group Inc                    Equities  25459L106           10          195  SH   N/A   Yes         N/A      Yes  N/A    N/A
Duke Energy                          Equities  26441C105        1,757       83,610  SH   N/A   Yes         N/A      Yes  N/A    N/A
Devon Energy Corp                    Equities  25179M103           71        1,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Ishares Tr Dow Jones Sel Divid       Equities  464287168        1,450       25,912  SH   N/A   Yes         N/A      Yes  N/A    N/A
Drew Inds Inc CM New                 Equities  26168L205            2           80  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShares MSCI EAFE Idx ETF            Equities  464287465        2,038       37,127  SH   N/A   Yes         N/A      Yes  N/A    N/A
Efotoxpress Inc                      Equities  n/a                  0        1,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Eagle Bancorp INC (MD) COM           Equities  268948106            6          350  SH   N/A   Yes         N/A      Yes  N/A    N/A
Templeton Emerging Mkts              Equities  880191101            7          357  SH   N/A   Yes         N/A      Yes  N/A    N/A
Gugggenheim Canadian Energy In       Equities  18383Q606            7          400  SH   N/A   Yes         N/A      Yes  N/A    N/A
E Spire Communications Inc           Equities  n/a                  0        5,500  SH   N/A   Yes         N/A      Yes  N/A    N/A
Express Scripts Cl A                 Equities  302182100        1,881       34,720  SH   N/A   Yes         N/A      Yes  N/A    N/A
IShares MSCI Canada Indx Fd ET       Equities  464286509           10          350  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShares MSCI Singapore               Equities  n/a                 57        4,450  SH   N/A   Yes         N/A      Yes  N/A    N/A
IShares MSCI Brazil Ind Fd           Equities  n/a                259        4,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Corporate Executive Brd              Equities  21988R102          192        4,455  SH   N/A   Yes         N/A      Yes  N/A    N/A
Ford                                 Equities  345370860           12          960  SH   N/A   Yes         N/A      Yes  N/A    N/A
AberdeenAsia PacificPrime            Equities  318653102        7,788    1,068,343  SH   N/A   Yes         N/A      Yes  N/A    N/A
Freeport-McMoRan Copper & Gold       Equities  35671D857           65        1,700  SH   N/A   Yes         N/A      Yes  N/A    N/A
Frontier Communications Corp         Equities  35906A108            0           60  SH   N/A   Yes         N/A      Yes  N/A    N/A
Cedar Fair LP                        Equities  150185106           30        1,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Currency Shares Aus Dollar Tru       Equities  23129U101          237        2,285  SH   N/A   Yes         N/A      Yes  N/A    N/A
General Electric                     Equities  369604103           18          900  SH   N/A   Yes         N/A      Yes  N/A    N/A
SPDR Gold Shares ETF                 Equities  78463V107          126          775  SH   N/A   Yes         N/A      Yes  N/A    N/A
Corning Inc                          Equities  219350105        1,545      109,765  SH   N/A   Yes         N/A      Yes  N/A    N/A
Gentex Corp Com                      Equities  371901109        2,112       86,195  SH   N/A   Yes         N/A      Yes  N/A    N/A
Google, Inc. CL A                    Equities  38259P508           55           85  SH   N/A   Yes         N/A      Yes  N/A    N/A
Home Depot Inc                       Equities  437076102           25          496  SH   N/A   Yes         N/A      Yes  N/A    N/A
Heinz HJ Co                          Equities  423074103        4,621       86,301  SH   N/A   Yes         N/A      Yes  N/A    N/A
H & R Block                          Equities  093671105            0           08  SH   N/A   Yes         N/A      Yes  N/A    N/A
Int'l. Business Machines             Equities  459200101          588        2,820  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs Chn &Steers Rlty ETF           Equities  464287564          200        2,605  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs S&P Sm Cp 600 Idx ETF          Equities  464287804           32          425  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs S&P Sm Cp 600 VL ETF           Equities  464287879            9          110  SH   N/A   Yes         N/A      Yes  N/A    N/A
Bank of America Corp 6.5%            Equities  060505401           10          400  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShares S&P India Nifty 50 Ind       Equities  464289529            7          300  SH   N/A   Yes         N/A      Yes  N/A    N/A
Intel Corp                           Equities  458140100        4,055      144,242  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs Russell 100 Val ETF            Equities  464287598           51          725  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs Rssl 2000 Idx Fd ETF           Equities  464287655           10          118  SH   N/A   Yes         N/A      Yes  N/A    N/A
Ishrs Rusll 2000 SmCap Gr Idx        Equities  464287648          154        1,615  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs Russ MidCap Idx ETF            Equities  464287499          586        5,295  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs Rusl MidCp VL Idx ETF          Equities  464287473          206        4,290  SH   N/A   Yes         N/A      Yes  N/A    N/A
Johnson Controls, Inc.               Equities  478366107        3,224       99,262  SH   N/A   Yes         N/A      Yes  N/A    N/A
John Hancock Investors Trust         Equities  410142103           23        1,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Johnson & Johnson                    Equities  478160104           13          200  SH   N/A   Yes         N/A      Yes  N/A    N/A
JP Morgan                            Equities  46625H100           66        1,425  SH   N/A   Yes         N/A      Yes  N/A    N/A
JPMorgan Cap Tr 7% Pfd               Equities  46623D200           25        1,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Kinder Morgan Energy Prtnrs          Equities  494550106        3,687       44,550  SH   N/A   Yes         N/A      Yes  N/A    N/A
Coca-Cola                            Equities  191216100           48          650  SH   N/A   Yes         N/A      Yes  N/A    N/A
Kohl's Corp                          Equities  500255104        2,065       41,278  SH   N/A   Yes         N/A      Yes  N/A    N/A
Lab Corp of America                  Equities  50540R409        2,073       22,650  SH   N/A   Yes         N/A      Yes  N/A    N/A
Lockheed Martin Corp                 Equities  539830109           15          169  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs iBoxx Corp Bd ETF              Equities  n/a              1,535       13,275  SH   N/A   Yes         N/A      Yes  N/A    N/A
Level 3 Comm. INC                    Equities  52729N100            0           02  SH   N/A   Yes         N/A      Yes  N/A    N/A
Live Nation                          Equities  538034109            3          300  SH   N/A   Yes         N/A      Yes  N/A    N/A
Main Stree Capital Corp.             Equities  56035L104            7          300  SH   N/A   Yes         N/A      Yes  N/A    N/A
McDonald's                           Equities  580135101           56          571  SH   N/A   Yes         N/A      Yes  N/A    N/A
Allscripts Hlthcare Sol              Equities  01988P108        2,403      144,783  SH   N/A   Yes         N/A      Yes  N/A    N/A
Medtronic Inc.                       Equities  585055106           12          310  SH   N/A   Yes         N/A      Yes  N/A    N/A
Medis Technologies Ltd               Equities  n/a                  0          200  SH   N/A   Yes         N/A      Yes  N/A    N/A
S&P Mid Cap 400 ETF                  Equities  78467Y107          468        2,588  SH   N/A   Yes         N/A      Yes  N/A    N/A
Medcohealth Solutions                Equities  n/a                  7          104  SH   N/A   Yes         N/A      Yes  N/A    N/A
McCormick                            Equities  579780206        4,391       80,672  SH   N/A   Yes         N/A      Yes  N/A    N/A
McCormick & Co Inc Voting            Equities  579780107           19          350  SH   N/A   Yes         N/A      Yes  N/A    N/A
3M Company                           Equities  88579Y101        3,558       39,882  SH   N/A   Yes         N/A      Yes  N/A    N/A
Altria Group Inc.                    Equities  02209S103            3          100  SH   N/A   Yes         N/A      Yes  N/A    N/A
Marathon Pete Corp COM               Equities  56585A102        2,790       64,344  SH   N/A   Yes         N/A      Yes  N/A    N/A
Merck & Co Inc                       Equities  589331107           36          936  SH   N/A   Yes         N/A      Yes  N/A    N/A
Marathon Oil                         Equities  565849106        3,506      110,612  SH   N/A   Yes         N/A      Yes  N/A    N/A
Microsoft                            Equities  594918104        4,387      136,005  SH   N/A   Yes         N/A      Yes  N/A    N/A
Martha Stewart Liv Cl A              Equities  573083102            0           30  SH   N/A   Yes         N/A      Yes  N/A    N/A
M&T Bank Corp.                       Equities  55261F104           63          729  SH   N/A   Yes         N/A      Yes  N/A    N/A
M&T Cap Trust IV Pfd 8.5% Call       Equities  55292C203           21          800  SH   N/A   Yes         N/A      Yes  N/A    N/A
Microvision                          Equities  594960106            0          125  SH   N/A   Yes         N/A      Yes  N/A    N/A
Mylan Labs                           Equities  628530107        2,543      108,440  SH   N/A   Yes         N/A      Yes  N/A    N/A
Enron Corp                           Equities  293561106            0           69  SH   N/A   Yes         N/A      Yes  N/A    N/A
NCP Litigation Trst Restricted       Equities  628990681            0          245  SH   N/A   Yes         N/A      Yes  N/A    N/A
G-REIT INC NSA                       Equities  36299C107            2        2,101  SH   N/A   Yes         N/A      Yes  N/A    N/A
Integrated Health Services Del       Equities  45812C106            0        5,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Stone & Webster, Inc.                Equities  861ESC994            0          101  SH   N/A   Yes         N/A      Yes  N/A    N/A
NII Holdings, Inc.                   Equities  62913F201        1,340       73,190  SH   N/A   Yes         N/A      Yes  N/A    N/A
Nuveen MD Prem Income Mun Fd         Equities  67061Q107           16        1,036  SH   N/A   Yes         N/A      Yes  N/A    N/A
TDAm Premium Mny Mkt                 Equities  n/a                 88       88,429  SH   N/A   Yes         N/A      Yes  N/A    N/A
Northern Trust Co                    Equities  665859104        1,947       41,033  SH   N/A   Yes         N/A      Yes  N/A    N/A
Nuveen MD Divi Ad Mun Fd             Equities  67070V105           29        2,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Corporate Office Prptys.             Equities  22002T108           91        3,921  SH   N/A   Yes         N/A      Yes  N/A    N/A
Olin Corp.                           Equities  680665205        2,955      135,871  SH   N/A   Yes         N/A      Yes  N/A    N/A
Old Nat'l Bank Corp Ind Co           Equities  680033107           53        4,057  SH   N/A   Yes         N/A      Yes  N/A    N/A
Oracle Corporation                   Equities  68389X105           33        1,125  SH   N/A   Yes         N/A      Yes  N/A    N/A
Occidental Petroleum Corp            Equities  674599105            2           25  SH   N/A   Yes         N/A      Yes  N/A    N/A
Plains All Amer Pipeline LP          Equities  726503105        4,639       59,130  SH   N/A   Yes         N/A      Yes  N/A    N/A
Plum Creek Timber Co                 Equities  729251108           42        1,010  SH   N/A   Yes         N/A      Yes  N/A    N/A
Pepsico Incorporated                 Equities  713448108        4,634       69,845  SH   N/A   Yes         N/A      Yes  N/A    N/A
Pfizer                               Equities  717081103           48        2,100  SH   N/A   Yes         N/A      Yes  N/A    N/A
Proctor & Gamble                     Equities  742718109          185        2,760  SH   N/A   Yes         N/A      Yes  N/A    N/A
Parker Hannifin Corp.                Equities  701094104        2,478       29,310  SH   N/A   Yes         N/A      Yes  N/A    N/A
Philip Morris                        Equities  718172109            9          100  SH   N/A   Yes         N/A      Yes  N/A    N/A
PNC Bank Corp                        Equities  693475105           42          650  SH   N/A   Yes         N/A      Yes  N/A    N/A
Panera Bread A                       Equities  69840W108           16          100  SH   N/A   Yes         N/A      Yes  N/A    N/A
Market Vectors Prerefunded Mun       Equities  57060U738          697       27,665  SH   N/A   Yes         N/A      Yes  N/A    N/A
Power Shrs FTSE Rafi US 1000 P       Equities  73935X583           67        1,100  SH   N/A   Yes         N/A      Yes  N/A    N/A
NASDAQ 100 Tr ETF                    Equities  73935A104          977       14,462  SH   N/A   Yes         N/A      Yes  N/A    N/A
Quantum Fuel Systems Tech Co         Equities  74765E109            0           40  SH   N/A   Yes         N/A      Yes  N/A    N/A
Transocean, Inc.                     Equities  893830AV1            4           69  SH   N/A   Yes         N/A      Yes  N/A    N/A
Rockwell Automation Inc.             Equities  773903109        4,179       52,431  SH   N/A   Yes         N/A      Yes  N/A    N/A
Range Resources Corp Com             Equities  75281A109           47          800  SH   N/A   Yes         N/A      Yes  N/A    N/A
Rydex S&P Equal Wght ETF             Equities  78355W106            1           20  SH   N/A   Yes         N/A      Yes  N/A    N/A
Rayonier Inc.                        Equities  754907103        4,304       97,625  SH   N/A   Yes         N/A      Yes  N/A    N/A
Starbucks                            Equities  855244109           11          200  SH   N/A   Yes         N/A      Yes  N/A    N/A
SPDR S&P Hi Yld Div Aristocrat       Equities  78462F103            5           85  SH   N/A   Yes         N/A      Yes  N/A    N/A
Ishares 1-3 yr Treasury Index        Equities  78462F103           54          645  SH   N/A   Yes         N/A      Yes  N/A    N/A
Siemens A.G. ADR                     Equities  826197501        2,339       23,200  SH   N/A   Yes         N/A      Yes  N/A    N/A
Sirius Satellite Radio               Equities  82967N108            6        2,680  SH   N/A   Yes         N/A      Yes  N/A    N/A
The Southern Company                 Equities  842587107           22          500  SH   N/A   Yes         N/A      Yes  N/A    N/A
Suburban Propane LP                  Equities  864482104        2,342       54,455  SH   N/A   Yes         N/A      Yes  N/A    N/A
S & P Depository Recpts              Equities  78462F103           38          267  SH   N/A   Yes         N/A      Yes  N/A    N/A
St. Jude Medical, Inc.               Equities  790849103        2,929       66,107  SH   N/A   Yes         N/A      Yes  N/A    N/A
State Street Boston                  Equities  857477103        3,945       86,702  SH   N/A   Yes         N/A      Yes  N/A    N/A
Svc Merchandise Corp                 Equities  n/a                  0          200  SH   N/A   Yes         N/A      Yes  N/A    N/A
Stryker Corp                         Equities  863667101        3,578       64,491  SH   N/A   Yes         N/A      Yes  N/A    N/A
AT&T                                 Equities  00206R102            5          150  SH   N/A   Yes         N/A      Yes  N/A    N/A
Target Corp                          Equities  87612E106        2,617       44,910  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShares Lehman TIPS                  Equities  n/a                479        4,070  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs Lehman 20YR Trsy ETF           Equities  464287432           16          140  SH   N/A   Yes         N/A      Yes  N/A    N/A
Travelers Group Inc                  Equities  89417E113            2           28  SH   N/A   Yes         N/A      Yes  N/A    N/A
Texas Instruments                    Equities  882508104        3,804      113,181  SH   N/A   Yes         N/A      Yes  N/A    N/A
Union Pacific                        Equities  907818108           28          264  SH   N/A   Yes         N/A      Yes  N/A    N/A
United Technologies Corp             Equities  913017109        3,570       43,048  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vgd Sm Cap Value ETF                 Equities  922908611          670        9,519  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vanguard Financials Index            Equities  92204A405           51        1,545  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vanguard Reit Index ETF              Equities  922908553           10          160  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vanguard Mid Cap ETF                 Equities  922908629          270        3,307  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vodafone Group PLC ADS               Equities  92857W100            5          175  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vanguard Val Vipers ETF              Equities  n/a              3,526       61,127  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vanguard Val Vipers ETF (D)          Equities  n/a                 12          200  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vanguard Lg Cap ETF                  Equities  922908637        2,970       46,090  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vanguard Lg Cap ETF                  Equities  922908637           29          450  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vng'd Emerg Mkts Stk ETF             Equities  922042858        4,102       94,359  SH   N/A   Yes         N/A      Yes  N/A    N/A
Verizon Communications               Equities  92343V104           17          450  SH   N/A   Yes         N/A      Yes  N/A    N/A
Websense Inc.                        Equities  947684106        2,434      115,425  SH   N/A   Yes         N/A      Yes  N/A    N/A
Wells Fargo                          Equities  949746101        1,818       53,242  SH   N/A   Yes         N/A      Yes  N/A    N/A
Wal-Mart Stores                      Equities  931142103           12          200  SH   N/A   Yes         N/A      Yes  N/A    N/A
Washington Real Estate               Equities  939653101            8          265  SH   N/A   Yes         N/A      Yes  N/A    N/A
Xcorporeal, Inc.                     Equities  587289109            0           02  SH   N/A   Yes         N/A      Yes  N/A    N/A
AMEX SPDR Consumer Staples Ind       Equities  91369Y308           61        1,800  SH   N/A   Yes         N/A      Yes  N/A    N/A
Healthcare Select Sector SPDR        Equities  81369Y209          623       16,570  SH   N/A   Yes         N/A      Yes  N/A    N/A
Exxon Mobil Corp                     Equities  30231G102        1,515       17,467  SH   N/A   Yes         N/A      Yes  N/A    N/A